Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Effect Of Cash Flow Hedges On Financial Statements

Fair Value of Aircraft Fuel Derivative Instruments (all cash flow hedges)

Asset Derivatives as of December 31,				Liability Derivatives as of December 31,
2012		2011		2012		2011
Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Fuel derivative contracts	$ 65	Fuel derivative contracts	$ 97	Accrued liabilities	$ —	Accrued liabilities	$ 2

Effect Of Derivative Instruments On Statements Of Operations

Effect of Aircraft Fuel Derivative Instruments on Statements of Operations (all cash flow hedges)

Amount of Gain (Loss) Recognized in OCI on Derivative[1]		Location of Gain (Loss) Reclassified from Accumulated OCI into Income[1]	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income[1]		Location of Gain (Loss) Recognized in Income on Derivative[2]	Amount of Gain (Loss) Recognized in Income on Derivative[2]
2012	2011		2012	2011		2012	2011
$12	$190	Aircraft Fuel	$(3)	$313	Aircraft Fuel	$(1)	$28

[1]	Effective portion of gain (loss)
[2]	Ineffective portion of gain (loss)

Summary Of Carrying Value And Estimated Fair Values Of Long-Term Debt

The carrying value and estimated fair values of the Company’s long-term debt, including current maturities, not classified as subject to compromise, were (in millions):

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$3,297	$3,143	$2,952	$2,647
Enhanced equipment trust certificates	1,741	1,811	1,942	1,927
6.0%—8.5% special facility revenue bonds	1,313	1,308	1,436	1,230
7.50% senior secured notes	1,000	1,074	1,000	711
AAdvantage Miles advance purchase	772	779	890	902
6.25% senior convertible notes	—	—	—	—
9.0%—10.20% debentures	—	—	—	—
7.88%—10.55% notes	—	—	—	—

	$8,123	$8,115	$8,220	$7,417

The carrying value and estimated fair value of the Company’s long-term debt, including current maturities, classified as subject to compromise, were (in millions):

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$172	$154	$1,456	$1,123
Enhanced equipment trust certificates	—	—	—	—
6.0%—8.5% special facility revenue bonds	186	186	186	37
7.50% senior secured notes	—	—	—	—
AAdvantage Miles advance purchase	—	—	—	—
6.25% senior convertible notes	460	400	460	101
9.0%—10.20% debentures	214	112	214	46
7.88%—10.55% notes	166	33	166	34

	$1,198	$885	$2,482	$1,341